29. SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
SEGMENT INFORMATION
29.	SEGMENT INFORMATION

According to the Company’s structure, the businesses are distributed and managed in five operating segments as follows:

•Steel

The Steel Segment consolidates all the operations related to the production, distribution and sale of flat steel, long steel, metallic containers and galvanized steel, with operations in Brazil, United States, Portugal and Germany. The Segment supplies the following markets: construction, steel containers for the Brazilian chemical and food industries, home appliances, automobile and OEM (motors and compressors). The Company’s steel units produce hot and cold rolled steel, galvanized and pre-painted steel of great durability. They also produce tinplate, a raw material used to produce metallic containers.

Overseas, Lusosider, which is based in Portugal, produces cold rolled steel and galvanized steel. CSN LLC in the U.S.A. meets local market needs, import and export of steel products. In January 2012, CSN acquired Stahlwerk Thüringen (SWT), a manufacturer of long steel located in Unterwellenborn, Germany. SWT is specialized in the production of shapes used for construction.

In January 2014 the production of long steel products started in Brazil and consolidates the company as a source of complete construction solutions, complementing its portfolio of products with high value added in the steel chain.

•Mining

This segment encompasses the activities of iron ore and tin mining.

The high-quality iron ore operations are located in the Iron Quadrilateral in Minas Gerais, which has its own mines and sells third party iron ore.

At the end of 2015, CSN and the Asian Consortium formalized a shareholders' agreement for the combination of assets linked to iron ore operations and the related logistics structure, forming a new company that has focused in mining of the Group activities from December 2015. In this context, the new company, currently named CSN Mineração S.A., holds the TECAR arraignment, the Casa de Pedra mine and all the shares of Namisa, which was incorporated on December 31, 2015. CSN still owns 100% of Minérios Nacional which includes the mines of Fernandinho (operational), Cayman and Pedras Pretas (mineral resources), all located in Minas Gerais.

Moreover, CSN controls the Estanho de Rondônia S.A., a company with mining units and tin casting, in the state of Rondônia.

•Logistics

i. Railway

CSN has equity interests in three railroad companies: MRS Logística, which manages the former Southeast Network of Rede Ferroviária Federal S.A. (RFFSA), Transnordestina Logística S.A. and FTL - Ferrovia Transnordestina Logística S.A., which has the concession to operate the former Northeast Network of the RFFSA in the states of Maranhão, Piauí, Ceará, Rio Grande do Norte, Paraíba, Pernambuco and Alagoas.

a) MRS

The railroad transportation services provided by MRS are fundamental to the supply of raw materials and the shipment of final products. The total amount of iron ore, coal and coke consumed by the Presidente Vargas Mill as well as part of the steel produced by CSN for the domestic market and for export are carried by MRS.

The Southeast Brazilian railroad system, encompassing 1,674 kilometers of tracks, serves the tri-state industrial area of São Paulo-Rio de Janeiro-Minas Gerais, in the southeast region, linking the mines located in Minas Gerais to the ports located in São Paulo and Rio de Janeiro, and the steel mills of CSN, Companhia Siderúrgica Paulista, or Cosipa, and Gerdau Açominas. Besides serving other customers, the railroad system carries iron ore from the Company’s mines in Casa de Pedra, Minas Gerais, and coke and coal from the Itaguaí Port, in Rio de Janeiro, to Volta Redonda, and carries CSN’s export products to the ports of Itaguaí and Rio de Janeiro.

b) TLSA and FTL

TLSA and FTL hold the concession for the former Malha Nordeste by RFFSA. The northeastern railway system covers 4,238 km of railway network divided into two sections: i) Mesh I, which integrates the sections of São Luiz - Mucuripe, Arrojado - Recife, Itabaiana - Cabedelo, Paula Cavalcante - Macau - and Propriá - Jorge Lins (Mesh I); and ii) Malha II, which includes the sections of Missão Velha - Salgueiro, Salgueiro - Trindade, Trindade - Eliseu Martins, Salgueiro - Porto de Suape and Missão Velha - Porto de Pecém.

In addition, it connects to the main ports in the region, thereby offering an important competitive advantage through opportunities for combined transport solutions and tailor-made logistics projects.

ii. Port

The port logistics segment consolidates the terminal’s operation from Sepetiba built after the port modernization law (Law 8.630 / 1993) that allowed the transfer of port activities to the private sector. The Sepetiba terminal has a complete infrastructure to meet all the needs of exporters, importers and shipowners. Its installed capacity exceeds that of most Brazilian terminals. It has cribs and a large storage area, as well as the most modern and adequate equipment, systems and intermodal connections.

The Company’s constant investment in terminal projects consolidates the Itaguaí Port Complex as one of the most modern in the country.

•	Energy

CSN is one of the largest industrial consumers of electric energy in Brazil. As energy is fundamental in its production process, the Company invests in electricity generation assets to guarantee its self-sufficiency. These assets are: Itá Hydroelectric Plant, located in the State of Santa Catarina, with a capacity of 1,450 MW, in which CSN participates with 29.5%; Igarapava Hydroelectric Plant, located in Minas Gerais, with a capacity of 210 MW, in which CSN holds 17.9% of the capital; and 238 MW thermoelectric cogeneration plant, in operation at the Presidente Vargas Steelworks since 1999, which uses waste gas from the steel production itself as fuel.

•	Cement

The Cement segment consolidates the production, sale and distribution of cement using slag that is produced by the blast furnaces of the Presidente Vargas Steelworks, in Volta Redonda / RJ.

The clinker production is located in Arcos / MG, using limestone from its own mine and also two cement mills in addition to the mills that already operate in Volta Redonda / RJ.

The information presented to Management regarding the performance of each segment is generally derived directly from accounting records combined with some intercompany allocations.

•	Sales by geographic area

Sales by geographic area are determined based on the customers’ location. On a consolidated basis, domestic sales are represented by revenues from customers located in Brazil and export sales are represented by revenues from customers located abroad.

•	Results by segment

For the purpose of preparing and presenting the information by business segment, Management decided to maintain the proportional consolidation of the joint ventures as historically presented. For purposes of reconciliation of the consolidated result, the amounts recorded by these companies are not included in the "Corporate expenses/elimination" column.

								12/31/2020
P&L	Steel	Mining	Logistics		Energy	Cement	Corporate expenses/ elimination	Consolidated
			Port	Railroads
Net revenue (note 25)	16,602,895	12,683,231	256,371	1,489,647	172,859	858,192	(1,999,175)	30,064,020
Cost of sales and services (note 26)	(14,170,692)	(5,531,763)	(187,860)	(1,094,130)	(128,227)	(647,132)	2,634,903	(19,124,901)
Gross profit	2,432,203	7,151,468	68,511	395,517	44,632	211,060	635,728	10,939,119
General and administrative expenses (note 26)	(922,862)	(179,806)	(21,949)	(114,970)	(30,243)	(88,232)	(1,150,813)	(2,508,875)
Other operating (income) expenses, net (note 27)	(392,061)	(665,881)	(5,420)	52,569	(2,967)	(44,893)	(1,728,909)	(2,787,562)
Equity in results of affiliated companies (note 10)	-	-	-	-	-	-	71,755	71,755
Operating result before Financial Income and Taxes	1,117,280	6,305,781	41,142	333,116	11,422	77,935	(2,172,239)	5,714,437

Sales by geographic area
Asia		7,461,791					1,144,614	8,606,405
North America	922,299							922,299
Latin America	327,900					995		328,895
Europe	3,627,011	3,688,851						7,315,862
Others	4,346							4,346
Foreign market	4,881,556	11,150,642				995	1,144,614	17,177,807
Domestic market	11,721,339	1,532,589	256,371	1,489,647	172,859	857,197	(3,143,789)	12,886,213
Total	16,602,895	12,683,231	256,371	1,489,647	172,859	858,192	(1,999,175)	30,064,020

								12/31/2019
P&L	Steel	Mining	Logistics		Energy	Cement	Corporate expenses/ elimination	Consolidated
			Port	Railroads
Net revenue (note 25)	13,949,032	10,027,649	240,451	1,321,355	325,343	570,805	(998,218)	25,436,417
Cost of sales and services (note 26)	(12,962,861)	(4,396,247)	(173,344)	(1,030,210)	(266,754)	(607,719)	2,173,871	(17,263,264)
Gross profit	986,171	5,631,402	67,107	291,145	58,589	(36,914)	1,175,653	8,173,153
General and administrative expenses (note 26)	(834,977)	(186,189)	(34,560)	(109,770)	(29,034)	(91,466)	(1,567,874)	(2,853,870)
Other operating (income) expenses, net (note 27)	(1,055,190)	(218,009)	(3,860)	147,155	(1,486)	(40,630)	(731,061)	(1,903,081)
Equity in results of affiliated companies (note 10)							125,715	125,715
Operating result before Financial Income and Taxes	(903,996)	5,227,204	28,687	328,530	28,069	(169,010)	(997,567)	3,541,917

Sales by geographic area
Asia	2,980	6,742,946					1,463,870	8,209,796
North America	767,977							767,977
Latin America	169,036							169,036
Europe	2,978,994	2,357,867						5,336,861
Others	2,046							2,046
Foreign market	3,921,033	9,100,813					1,463,870	14,485,716
Domestic market	10,027,999	926,836	240,451	1,321,355	325,343	570,805	(2,462,088)	10,950,701
Total	13,949,032	10,027,649	240,451	1,321,355	325,343	570,805	(998,218)	25,436,417

								12/31/2018
P&L	Steel	Mining	Logistics		Energy	Cement	Corporate expenses/ elimination	Consolidated
			Port	Railroads
Net revenue (note 25)	15,634,143	5,984,781	266,378	1,506,114	410,606	588,230	(1,421,366)	22,968,887
Cost of sales and services (note 26)	(12,613,216)	(3,585,691)	(189,999)	(1,049,071)	(286,734)	(544,266)	2,163,321	(16,105,656)
Gross profit	3,020,927	2,399,091	76,378	457,043	123,872	43,965	741,956	6,863,231
General and administrative expenses (note 26)	(984,980)	(144,754)	(35,423)	(106,412)	(27,948)	(95,893)	(1,362,302)	(2,757,711)
Other operating (income) expenses, net (note 27)	1,993,790	(222,957)	(2,469)	(34,911)	(387)	299	971,970	2,705,335
Equity in results of affiliated companies (note 10)							135,706	135,706
Operating result before Financial Income and Taxes	4,029,736	2,031,379	38,486	315,721	95,537	(51,628)	487,330	6,946,561

Sales by geographic area
Asia	40,681	4,422,377					1,297,258	5,760,316
North America	1,506,041							1,506,041
Latin America	369,830							369,830
Europe	3,330,991	590,043						3,921,034
Others	58,229							58,229
Foreign market	5,305,771	5,012,420					1,297,258	11,615,450
Domestic market	10,328,372	972,360	266,378	1,506,114	410,606	588,230	(2,718,623)	11,353,437
Total	15,634,143	5,984,781	266,378	1,506,114	410,606	588,230	(1,421,366)	22,968,887

Accounting Policy

An operating segment is a component of the Company committed to business activities, from which it can earn revenue and incur expenses, including income and expenses related to transactions with any other components of the Company. All operating results of operating segments are regularly reviewed by CSN’s Executive Board to make decisions about the resources to be allocated to the segment and to evaluate its performance, and for which different financial information is available.